Commitments And Contingencies - Additional Information (Detail) - USD ($)								12 Months Ended
	Mar. 28, 2024	Dec. 19, 2023	Sep. 13, 2023	Sep. 06, 2023	Aug. 28, 2023	Jul. 14, 2023	Jul. 06, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 20, 2024	Mar. 11, 2024	Jan. 29, 2024	Nov. 07, 2023	Jul. 04, 2023	Jun. 12, 2023	Apr. 12, 2023	Mar. 31, 2023	Jan. 31, 2023	Jan. 24, 2023	Feb. 10, 2022	Dec. 31, 2021	Nov. 17, 2021	Mar. 02, 2021	Feb. 16, 2021	Aug. 31, 2020
Other Commitments [Line Items]
Common stock shares outstanding								5,118,553	5,095,831
Common stock par or stated value per share								$ 0.0001	$ 0.0001												$ 0.0001
Preferred stock par or stated value per share																									$ 5.2676
Sales and marketing expenses								$ 5,885,000	$ 7,286,000
Accounts payable current								6,452,000	1,421,000
ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Deferred underwriting commission payable current								$ 8,050,000
Deferred underwriting commission payable per share								$ 0.35
Deferred legal fee								$ 4,040,000	160,000
Banking regulation, mortgage banking, net worth, minimum						$ 5,000,001		5,000,001
Number of stock bought back by the entity at the redemption price						15,105,199
Marketable securities held in trust account						$ 84,200,000		$ 86,265,079	$ 239,149,736
Stock redemption price per share						$ 10.66
Preferred stock par or stated value per share								$ 0.0001	$ 0.0001
Sponsor Shares [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Percentage of shares will be unvested and subject to forfeiture								30.00%
Amount Of Cash Available Equal To Twenty Five Million Or More [Member] | Sponsor Shares [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Closing available cash								$ 25,000,000
Amount Of Cash Available Equal To Ten Million Or Less [Member] | Sponsor Shares [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Closing available cash								10,000,000
Amount Of Cash Available More Than Ten Million But Less Than Twenty Five Million [Member] | Sponsor Shares [Member] | Minimum [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Closing available cash								$ 10,000,000
Sponsor [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Percentage of shares will be unvested and subject to forfeiture								30.00%
Sponsor [Member] | Sponsor Shares [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Number of trading days for determining the share price								20 days
Number of consecutive trading days for determining the share price								30 days
Mackenzie [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Advisory fees													$ 17,500
Accrued advisory fees													$ 5,000
Andretti Global [Member]
Other Commitments [Line Items]
Other commitment																				$ 8,000,000
Andretti Global [Member] | Amount Of Cash Available More Than Ten Million But Less Than Twenty Five Million [Member] | Sponsor Shares [Member] | Maximum [Member]
Other Commitments [Line Items]
Closing available cash								$ 25,000,000
Share Price Equal Or Exceeds Twelve Rupees Per Dollar [Member] | Sponsor [Member] | Sponsor Shares [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Share price								$ 12
Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Common stock shares outstanding								5,750,000	5,750,000
Common stock par or stated value per share								$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Common stock shares outstanding																						5,620,000	7,057,500
Capital Markets Advisor Fee [Member]
Other Commitments [Line Items]
Minimum gross proceeds from merger			$ 40,000,000
License Agreement [Member]
Other Commitments [Line Items]
License fee payable									$ 100,000
License fee payable per annum in the future									100,000
Fixed milestone payment payable									150,000
Maximum sales threshold								$ 25,000,000	$ 25,000,000
Royalty as a percentage of net sales								2	2
Payment Of Royalties								$ 0	$ 0
Capital Market Advisory Agreement With Additional Third Party [Member]
Other Commitments [Line Items]
Other commitment			1,250,000
Minimum gross proceeds from merger			$ 1,250,000
Placement Agent Fees As A Percentage Of Debt Amount Raised			5.00%
Fees payable in cash if minimum proceeds from merger is not raised			$ 750,000
Portion of the fees payable in cash if minimum proceeds from merger is not raised			$ 500,000
Debt instrument face value										$ 250,000
Closing of the Initial Business Combination [Member] | Capital Markets Advisor Fee [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Other commitment														$ 500,000
Post Business Combination Event [Member] | Capital Markets Advisor Fee [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Other commitment														1,000,000
Post Initial Business Combination [Member] | Capital Markets Advisor Fee [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Other commitment														1,000,000
Dentons [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Legal fees					$ 27,763
Subsequent Event [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Debt instrument face value											$ 2,745,952	$ 50,000
Subsequent Event [Member] | Sponsor [Member] | Sponsor Shares [Member]
Other Commitments [Line Items]
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Subsequent Event [Member] | Share Price Equal Or Exceeds Twelve Rupees Per Dollar [Member] | Sponsor [Member] | Sponsor Shares [Member]
Other Commitments [Line Items]
Share price	$ 12
Subsequent Event [Member] | Capital Market Advisory Agreement With Additional Third Party [Member]
Other Commitments [Line Items]
Fees payable monthly instalment										42,000
Debt instrument face value										$ 1,000,000
Subsequent Event [Member] | Closing of the Initial Business Combination [Member] | Capital Markets Advisor Fee [Member]
Other Commitments [Line Items]
Other commitment														500,000
Subsequent Event [Member] | Post Business Combination Event [Member] | Capital Markets Advisor Fee [Member]
Other Commitments [Line Items]
Other commitment														1,000,000
Subsequent Event [Member] | Post Initial Business Combination [Member] | Capital Markets Advisor Fee [Member]
Other Commitments [Line Items]
Other commitment														$ 1,000,000
KPMG LLP [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Business acquisition cost																$ 459,870	$ 450,554	$ 275,000
Accrued professional fees																$ 919,740
Payment for professional fees								725,554
Duff And Phelps [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Estimated Fees Payable								400,000											$ 150,000
Non refundable retainer fee																		$ 50,000
Litigation settlement, expense								624,918
Payment of litigation expenses								224,918
Duff And Phelps [Member] | Accrued Liabilities [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Accrued professional fees								400,000
Cassels Brock And Blackwell LLP [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Accrued professional fees								155,000
Macfarlanes LLP [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Agreegate professional fees paid								472,526
MacKenzie Partners, Inc [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Professional fees commitment															$ 15,000
Litigation settlement, expense								26,803
Bass, Berry Sims PLC [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Agreegate professional fees paid								22,754
Zapata Computing, Inc [Member]
Other Commitments [Line Items]
Purchase price of expected business acquisition				$ 200,000,000
Business acquisition, share price				$ 10
Zapata Computing, Inc [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Common stock par or stated value per share				0.0001
Preferred stock par or stated value per share				$ 0.0001
Purchase price of expected business acquisition				$ 200,000,000
Business acquisition, share price				$ 10
Consulting Services Agreement [Member]
Other Commitments [Line Items]
Success fee payable upon the consummation of business combination																								$ 200,000
Consulting Services Agreement [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Success fee payable upon the consummation of business combination								$ 250,000
Non Redemption Agreements [Member] | Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Shares transferred by sponsor							875,000
Non Redemption Agreements [Member] | Unaffiliated Third Parties [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Common stock shares outstanding							3,500,000
Business Combination Agreement [Member] | SPAC Common Stock [Member] | Sponsor [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Number of trading days for determining the share price								20 days
Number of consecutive trading days for determining the share price								30 days
Number of waiting days after which the share trading days are considered								150 days
Business Combination Agreement [Member] | SPAC Common Stock [Member] | Share Price Equal Or Exceeds Twelve Rupees Per Dollar [Member] | Sponsor [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Share price								$ 12
Business Combination Agreement [Member] | Capital Market Advisory Agreement With Additional Third Party [Member] | SPAC Common Stock [Member] | Sponsor [Member]
Other Commitments [Line Items]
Number of trading days for determining the share price			5 days
Lincoln Park Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Common stock shares outstanding		75,000,000
Common stock par or stated value per share		$ 0.0001
Amount of commitment fee		$ 1,687,500
Amount of commitment fee in shares		562,500
Remaining amount of commitment fee in cash		$ 1,125,000
Sponsor Ship Agreement [Member] | Andretti Global [Member]
Other Commitments [Line Items]
Payment towards marketing expenses								$ 3,500,000
Sales and marketing expenses								2,783,000	$ 2,435,000
Accounts payable current								1,500,000
Other commitements due in one year								$ 3,000,000